Fees Summary	Jun. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 631,022,556.72
Previously Paid Amount	87,144.22
Total Fee Amount	87,144.22
Total Offset Amount	0.00
Net Fee	$ 0.00